Risk information - Gross exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2020	Dec. 31, 2019
Risk information
Gross exposure	kr 359.5	kr 347.5
Central governments
Risk information
Gross exposure	84.9	63.9
Regional governments
Risk information
Gross exposure	9.3	12.3
Multilateral development banks
Risk information
Gross exposure	3.1	2.8
Public sector entity
Risk information
Gross exposure	4.3	4.0
Financial institutions
Risk information
Gross exposure	27.0	43.2
Corporates
Risk information
Gross exposure	230.9	221.3
Middle East/ Africa/Turkey
Risk information
Gross exposure	26.8	27.0
Middle East/ Africa/Turkey | Central governments
Risk information
Gross exposure	11.3	4.2
Middle East/ Africa/Turkey | Regional governments
Risk information
Gross exposure	1.4	1.7
Middle East/ Africa/Turkey | Corporates
Risk information
Gross exposure	14.1	21.1
Asia excl. Japan
Risk information
Gross exposure	9.8	16.1
Asia excl. Japan | Central governments
Risk information
Gross exposure	3.6	4.8
Asia excl. Japan | Financial institutions
Risk information
Gross exposure	1.2	2.7
Asia excl. Japan | Corporates
Risk information
Gross exposure	5.0	8.6
Japan
Risk information
Gross exposure	4.2	4.8
Japan | Central governments
Risk information
Gross exposure	2.4	2.8
Japan | Financial institutions
Risk information
Gross exposure	0.1	0.6
Japan | Corporates
Risk information
Gross exposure	1.7	1.4
North America
Risk information
Gross exposure	65.8	72.1
North America | Central governments
Risk information
Gross exposure	0.8	1.3
North America | Financial institutions
Risk information
Gross exposure	1.0	5.7
North America | Corporates
Risk information
Gross exposure	64.0	65.1
Oceania
Risk information
Gross exposure	0.8	0.9
Oceania | Financial institutions
Risk information
Gross exposure	0.8	0.9
Latin America
Risk information
Gross exposure	50.0	49.8
Latin America | Central governments
Risk information
Gross exposure	42.0	42.2
Latin America | Corporates
Risk information
Gross exposure	8.0	7.6
Sweden
Risk information
Gross exposure	138.4	115.8
Sweden | Central governments
Risk information
Gross exposure	12.1	3.0
Sweden | Regional governments
Risk information
Gross exposure	7.9	10.5
Sweden | Financial institutions
Risk information
Gross exposure	13.3	19.7
Sweden | Corporates
Risk information
Gross exposure	105.1	82.6
West European countries excl. Sweden
Risk information
Gross exposure	58.8	57.2
West European countries excl. Sweden | Central governments
Risk information
Gross exposure	12.7	5.6
West European countries excl. Sweden | Regional governments
Risk information
Gross exposure	0.0	0.1
West European countries excl. Sweden | Multilateral development banks
Risk information
Gross exposure	3.1	2.8
West European countries excl. Sweden | Public sector entity
Risk information
Gross exposure	4.3	4.0
West European countries excl. Sweden | Financial institutions
Risk information
Gross exposure	10.4	13.4
West European countries excl. Sweden | Corporates
Risk information
Gross exposure	28.3	31.3
Central-East European countries
Risk information
Gross exposure	4.9	3.8
Central-East European countries | Financial institutions
Risk information
Gross exposure	0.2	0.2
Central-East European countries | Corporates
Risk information
Gross exposure	kr 4.7	kr 3.6